Note 12 - Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Numerator:
Net loss	$(19,514)
Less: Net loss attributable to non-controlling interests	(3,751)
Net loss attributable to Sky Harbour Group Corporation – Based and diluted	$(15,763)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	10,954

Net loss per share of Class A Common Stock – Basic and diluted	$(1.44)

	For the Year Ended December 31, 2021		For the Period from August 25, 2020 (inception) through December 31, 2020

	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$2,357,536	$589,383	$(1,868,311)	$(1,156,493)

Denominator:
Weighted-average shares outstanding	13,598,898	3,399,724	6,975,341	4,317,769

Basic and diluted net income (loss) per share	$0.17	$0.17	$(0.27)	$(0.27)